VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Australia: 4.5%
Aristocrat Leisure Ltd.	516,816	$13,361,442
China: 15.0%
Kingsoft Corp. Ltd. (HKD)	1,242,200	4,909,489
NetEase, Inc. (ADR)	174,897	16,910,791
Tencent Holdings Ltd. (HKD)	543,400	23,039,032
		44,859,312
France: 1.6%
Ubisoft Entertainment SA *	170,608	4,821,424
Japan: 20.7%
Bandai Namco Holdings, Inc.	535,600	12,382,460
Capcom Co. Ltd.	272,700	10,791,995
Konami Group Corp.	133,100	6,968,309
Nexon Co. Ltd.	449,400	8,603,684
Nintendo Co. Ltd.	402,700	18,327,925
Square Enix Holdings Co. Ltd.	98,000	4,552,157
		61,626,530
Poland: 1.4%
CD Projekt SA †	112,797	4,302,029
South Korea: 3.9%
Krafton, Inc. *	45,665	6,800,916
NCSoft Corp.	21,766	4,901,583
		11,702,499
Taiwan: 6.5%
Micro-Star International Co. Ltd.	1,202,000	6,834,835
	Number of Shares	Value
Taiwan (continued)
Sea Ltd. (ADR) * †	214,565	$12,453,353
		19,288,188
United States: 46.6%
Activision Blizzard, Inc. *	234,736	19,788,245
Advanced Micro Devices, Inc. *	172,705	19,672,827
AppLovin Corp. *	201,682	5,189,278
Electronic Arts, Inc.	115,142	14,933,917
GameStop Corp. *	355,740	8,626,695
NVIDIA Corp.	62,060	26,252,621
Roblox Corp. *	338,561	13,644,008
Take-Two Interactive Software, Inc. *	98,919	14,556,920
Unity Software, Inc. *	376,786	16,360,048
		139,024,559
Total Common Stocks (Cost: $297,362,168)		298,985,983

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1%
Money Market Fund: 1.1% (Cost: $3,292,324)
State Street Navigator Securities Lending Government Money Market Portfolio	3,292,324	3,292,324
Total Investments: 101.3% (Cost: $300,654,492)		302,278,307
Liabilities in excess of other assets: (1.3)%		(3,884,532)
NET ASSETS: 100.0%		$298,393,775

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,836,524.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	63.6%	$190,305,777
Information Technology	24.9	74,309,609
Consumer Discretionary	11.5	34,370,597
	100.0%	$298,985,983
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